Short-Term Investments (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Proceeds	$ (192,022,189)	$ (105,560,595)
Costs	192,785,066	105,334,483
Gains	870,200	234,421
Exchange difference	(27,195)	(8,309)
Available-for-sale securities [Member]
Schedule of Investments [Line Items]
Proceeds	(192,022,189)	105,560,595
Costs	192,785,066	105,334,483
Gains	870,200	234,421
Exchange difference	$ (27,195)	$ (8,309)